Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Carrying amount
Mobile Broadband Concession	$82,820	$78,150
Computer software	673	622
Goodwill	217	217
Others	235	198
	$83,945	$79,187

	Mobile Broadband Concession	Computer Software	Goodwill	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2020	$59,965	$3,430	$236	$378	$64,009
Additions-acquired separately	48,373	226	—	6	48,605
Disposal	—	(338)	—	(3)	(341)
Effect of foreign exchange differences	—	—	—	—	—
Acquired by business combinations (Note 14)	—	1	55	11	67
Others	—	1	—	—	1
Balance on December 31, 2020	$108,338	$3,320	$291	$392	$112,341
Accumulated amortization and impairment
Balance on January 1, 2020	$(14,293)	$(2,499)	$(36)	$(134)	$(16,962)
Amortization expenses	(5,026)	(371)	—	(27)	(5,424)
Disposal	—	338	—	1	339
Impairment losses	—	—	(9)	—	(9)
Effect of foreign exchange differences	—	—	—	—	—
Acquired by business combinations (Note 14)	—	—	—	—	—
Balance on December 31, 2020	$(19,319)	$(2,532)	$(45)	$(160)	$(22,056)
Balance on December 31, 2020, net	$89,019	$788	$246	$232	$90,285
Cost
Balance on January 1, 2021	$108,338	$3,320	$291	$392	$112,341
Additions-acquired separately	—	225	—	31	256
Disposal	—	(344)	—	(10)	(354)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	2	—	—	2
Balance on December 31, 2021	$108,338	$3,203	$291	$413	$112,245
Accumulated amortization and impairment
Balance on January 1, 2021	$(19,319)	$(2,532)	$(45)	$(160)	$(22,056)
Amortization expenses	(6,199)	(341)	—	(29)	(6,569)
Disposal	—	343	—	11	354
Impairment losses	—	—	(29)	—	(29)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	—	—	—	—
Balance on December 31, 2021	$(25,518)	$(2,530)	$(74)	$(178)	$(28,300)
Balance on December 31, 2021, net	$82,820	$673	$217	$235	$83,945
Cost
Balance on January 1, 2022	$108,338	$3,203	$291	$413	$112,245
Additions-acquired separately	1,625	257	—	11	1,893
Disposal	—	(663)	—	(2)	(665)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	1	—	—	1
Balance on December 31, 2022	$109,963	$2,798	$291	$422	$113,474
Accumulated amortization and impairment
Balance on January 1, 2022	$(25,518)	$(2,530)	$(74)	$(178)	$(28,300)
Amortization expenses	(6,295)	(310)	—	(38)	(6,643)
Disposal	—	664	—	1	665
Impairment losses	—	—	—	(9)	(9)
Effect of foreign exchange differences	—	—	—	—	—
Others	—	—	—	—	—
Balance on December 31, 2022	$(31,813)	$(2,176)	$(74)	$(224)	$(34,287)
Balance on December 31, 2022, net	$78,150	$622	$217	$198	$79,187